Trade and Other Receivables, Net - Schedule of Allowance for Doubtful Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Trade and Other Receivables [Abstract]
Balance as of January 1	$ (16,910)	$ (12,065)
Impairment	(2,619)	(3,840)
Write-offs	2,665	122
Effect of foreign currency exchange differences	599	(1,127)
Balance as of December 31	$ (16,265)	$ (16,910)